Provisions - By classification (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Current provisions	$ 1,056	$ 958
Non-current provisions	12,108	11,931
Total provisions	13,164	12,889	$ 12,593
Decommissioning and restoration
Provisions
Current provisions	621	436
Non-current provisions	11,999	11,835
Total provisions	12,620	12,271	11,931
Royalties
Provisions
Current provisions	379	280
Total provisions	379	280	290
Other
Provisions
Current provisions	56	242
Non-current provisions	109	96
Total provisions	$ 165	$ 338	$ 372